CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - shares			3 Months Ended		6 Months Ended
	Mar. 10, 2021	Mar. 08, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Feb. 28, 2021
Sale of units (in shares)		22,000,000	24,300,287
Class B Common Stock
Shares subject to forfeiture			825,000	825,000	249,928
Private Placement
Sale of Private Placement Warrants (in shares)			3,500,000
Over-allotment option
Sale of units (in shares)	2,300,287			25,300,000	3,300,000
Sale of Private Placement Warrants (in shares)				3,300,000
Founder Shares | Class B Common Stock
Common shares, issued and outstanding			7,200,000			6,625,000
Share dividend			575,000	575,000
Sponsor
Number of shares surrender						131,250
Sponsor | Class B Common Stock
Number of shares surrender						131,250
Sponsor | Founder Shares | Class B Common Stock
Share dividend						1,006,250
Sponsor | Founder Shares | Over-allotment option | Class B Common Stock
Shares subject to forfeiture				825,000